LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS (Details 3) (USD $)
In Millions, unless otherwise specified
			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Life insurance Y
Future policy benefits
Long duration and structured settlement contracts	$ 33,322	$ 30,992
Short duration contracts	995	276
Total future policy benefits	$ 34,317	$ 31,268
Assumptions for liability for future life policy benefits
Interest rates (exclusive of immediate/terminal funding annuities), low end of range (as a percent)			1.00%
Interest rates (exclusive of immediate/terminal funding annuities), high end of range (as a percent)			9.50%
Period considered for interest rates (exclusive of immediate/terminal funding annuities) (in years)			20
Maximum interest rates on immediate/terminal funding annuities (as a percent)			13.50%
Maximum grade of interest rates on immediate/terminal funding annuities (as a percent)			0.50%
Weighted average lapse rate, including surrenders, for individual and group life (as a percent)			5.30%
Percentage of gross insurance in force			2.20%
Percentage of gross premiums and other consideration			4.80%